SHAREHOLDERS' EQUITY (DEFICIENCY) (Detail Textuals)			1 Months Ended						12 Months Ended
	Jan. 09, 2018 USD ($) $ / shares shares	Apr. 30, 2014 shares	Apr. 25, 2018	Jan. 31, 2018 shares	Jan. 16, 2018 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Jan. 31, 2016 USD ($) $ / Unit shares	Apr. 30, 2014 shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Jan. 01, 2016 USD ($)
Disclosure of classes of share capital [line items]
Expected life									4 years 3 months 14 days	3 years 8 months 1 day
Risk-free interest rate									3.06%	1.78%
Derivative volatility rate									68.00%	74.20%
Dividend rate									0.00%	0.00%
Subscription price per common share | $ / shares									$ 4.00
Derivative financial liabilities									$ 19,648	$ 170,743	$ 7,309,467
Reverse stock split, conversion ratio			20
January 2018 Financing | First Tranche
Disclosure of classes of share capital [line items]
Number of shares issued | shares	168,750
Number of shares issued for financing | shares	3,427,250
Proceeds from issuing shares	$ 675,000
Gross proceeds on issuance of common shares and warrants	$ 20,325,000
Subscription price per common share | $ / shares	$ 4.00
Subscription price for pre-funded warrants | $ / shares	$ 4.00
Deferred financing costs										211,073
Amount of other financing costs	$ 810,500
Amount of cash commission to agent	1,204,000
January 2018 Financing | Second Tranche
Disclosure of classes of share capital [line items]
Number of shares issued for financing | shares					465,000
Gross proceeds on issuance of common shares and warrants					$ 4,000,000
Subscription price per common share | $ / shares					$ 4.00
Subscription price for pre-funded warrants | $ / shares					$ 4.00
Number of additional common shares issued for which partial exercised over-allotment option | shares					260,000
Additional proceeds of common shares issued for which partial exercised over-allotment option					$ 1,040,000
January 2018 Financing | Omega Fund IV, L.P. (Omega)
Disclosure of classes of share capital [line items]
Number of warrants acquired | shares				535,000
Number of common shares acquired | shares				465,000
Ownership threshold of common shares to be held by Omega to maintain nomination rights				9.99%
March 2016 Private Placement
Disclosure of classes of share capital [line items]
Number of shares issued for financing | shares						83,333
Proceeds from issuing shares						$ 5,000,000
Subscription price per common share | $ / shares						$ 60.00
Financing costs						$ 62,797
January 2016 Private Placement
Disclosure of classes of share capital [line items]
Number of units issued for private placement | shares							227,273
Gross proceeds on issuance of units							$ 15,000,000
Subscription price per unit | $ / Unit							66
Financing costs							$ 107,288
Finance costs for issuance of warrants							910,101
Amount of other financing costs							553,942
Amount of cash commission to agent							$ 463,447
January 2016 Private Placement | Clarus Lifesciences III, L.P. ("Clarus")
Disclosure of classes of share capital [line items]
Number of common shares acquired | shares							106,061
Minimum number of common shares to be held by Clarus to maintain nomination rights | shares							53,030
Broker Warrants
Disclosure of classes of share capital [line items]
Fair value of warrants issued									$ 0	$ 206		$ 588,407
Number of warrants issued | shares		1,250						1,250
Expected life		5 years
Risk-free interest rate		1.63%
Derivative volatility rate		80.00%
Dividend rate		0.00%
Derivative financial liabilities												$ 82,743
Broker Warrants | January 2018 Financing | First Tranche
Disclosure of classes of share capital [line items]
Fair value of warrants issued	$ 495,033
Exercise price per broker warrant | $ / shares	$ 4.00
Number of warrants issued | shares	175,937
Term of warrants	5 years
Expected life	5 years
Risk-free interest rate	2.33%
Volatility rate	82.00%
Dividend rate	0.00%
Number of common share into which each warrant exercisable | shares	1
Broker Warrants | January 2018 Financing | Second Tranche
Disclosure of classes of share capital [line items]
Fair value of warrants issued					$ 177,188
Number of warrants issued | shares					63,000
Expected life					5 years
Risk-free interest rate					2.36%
Volatility rate					81.90%
Dividend rate					0.00%
Exercise price for warrants | $ / shares					$ 4.00
Amount of other financing costs					$ 18,599
Amount of cash commission to agent					$ 352,800
Number of common share into which each warrant exercisable | shares					1
Pre-funded warrants | January 2018 Financing | First Tranche
Disclosure of classes of share capital [line items]
Number of warrants issued | shares	1,654,000
Term of warrants	5 years
Number of common share into which each warrant exercisable | shares	1
Pre-funded warrants | January 2018 Financing | Second Tranche
Disclosure of classes of share capital [line items]
Number of warrants issued | shares					535,000
Term of warrants					5 years
Number of common share into which each warrant exercisable | shares					1